9. RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2024
Notes
9. RELATED PARTY TRANSACTIONS AND BALANCES

9. RELATED PARTY TRANSACTIONS AND BALANCES

The aggregate value of transactions and outstanding balances relating to key management personnel and entities over which they have control or significant influence were as follows:

For the year ended December 31, 2024
	Short-term employee benefits	Post-employment benefits	Other long-term benefits	Termination benefits	Other expenses	Share-based payments	Total
Paul W. Kuhn (c) Chief Executive Officer, Director	$ 150,000	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 150,000

For the year ended December 31, 2023
	Short-term employee benefits	Post-employment benefits	Other long-term benefits	Termination benefits	Other expenses	Share-based payments	Total
Paul W. Kuhn (c) Chief Executive Officer, Director	$ 150,000	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 150,000

For the year ended December 31, 2022
	Short-term employee benefits	Post-employment benefits	Other long-term benefits	Termination benefits	Other expenses	Share-based payments	Total
Paul W. Kuhn (c) Chief Executive Officer, Director	$ 153.424	$ Nil	$ Nil	$ Nil	$ Nil	$ 12,460	$ 165,884
Winnie Wong Chief Financial Officer	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 12,460	$ 12,460
Mark T. Brown Director	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 12,460	$ 12,460
Paul L. Nelles (b) Director	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 12,460	$ 12,460
Paul Dircksen Director	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 12,460	$ 12,460
Frank Hogel Director	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 12,460	$ 12,460

Related party liabilities

		Years ended
	Services / Advances	December 31, 2024		December 31, 2023		December 31, 2022		As at December 31, 2024		As at December 31, 2023
Amounts due to:
Pacific Opportunity Capital Ltd. (a)	Rent, management, accounting, marketing and financing services		$122,400		$111,700		$135,135		$74,864		$47,277
Paul W. Kuhn (c)	Consulting and share-based payment		$150,000		$150,000		$165,884	$	Nil	$	Nil
Mark T. Brown (e)	Expense reimbursement	$	Nil	$	Nil	$	Nil		$380		$465
Paul L. Nelles (b)	Salaries and share-based payment	$	Nil	$	Nil		$12,460	$	Nil	$	Nil
TOTAL:			$272,400		$261,700		$313,479		$75,244		$47,742
								Amounts due from:
Paul W. Kuhn (c)	Consulting services	$	Nil	$	Nil	$	Nil		$154,292 (d)		$72,084 (d)
(c)On June 1, 2019, the Company entered into a Contract for Services (the “Contract”) with a contractor to serve as the Company’s president and chief executive officer. The contractor is responsible for providing technical oversight and guidance, establishing corporate goals and objectives and setting and implementing corporate strategies. Pursuant to the Contract:  •The contractor will receive a fee of $12,500 per month and a rent allowance of €4,000 for the first four months;  •If the Company is substantially sold or has a change of control (as defined), the contractor will receive a payment equal to two years of fees; and  •The contract remains effective until terminated in writing by either the Company or the contractor. The Company may terminate the contract at any time without notice or payment in lieu thereof for cause or at any time without cause by providing six months’ written notice or by paying the contractor in lieu of notice. The contractor may terminate the contract at any time by providing the Company with three months’ written notice.

During fiscal 2022, Paul Kuhn received an additional €2,500 ($3,424) for his consulting work in Kosovo as a result of past services.

•(d)This amount relates to PorMining paying Paul Kuhn for his technical services consulting in excess of the Contract (defined above in Note 9(c)). Such amount will be used to offset and reduce the Company's monthly fee payable to Paul Kuhn per the Contract.

(e)Mark T. Brown is a director of the Company.

All related party transactions are in the normal course of operations and have been measured at the exchange amount, which is the amount of the consideration established and agreed to by the related parties. The amounts due to related parties are unsecured, non-interest bearing and payable on demand.